Line Of Credit and Notes Payable - September 2024 Note (Details)			1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($) installment $ / shares shares	Nov. 21, 2023 $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 24, 2024 $ / shares
Line of Credit and Notes Payable
Warrants issued during period | shares					740,741
Exercise price of warrants (in dollars per share) | $ / shares	$ 9.65		$ 9.65	$ 9.65	$ 9.65	$ 11.50
Warrants and commitment shares issued in connection with the September 2024 Note (shares) | shares			100,000
Warrants Outstanding | shares	12,997,740		12,997,740	12,997,740	12,997,740
Loss on extinguishment				$ 740,979	$ 740,979
Conversion price (in dollars per share) | $ / shares	$ 2.00		$ 2.00	$ 2.00	$ 2.00
Maximum reset of conversion price (in dollars per share) | $ / shares		$ 2.00
September 2024 Note
Line of Credit and Notes Payable
Aggregate principal amount	$ 2,222,222		$ 2,222,222	$ 2,222,222	$ 2,222,222
Cash proceeds received	$ 2,000,000
Original issue discount (in percentage)	10.00%		10.00%	10.00%	10.00%
Total interest over entire loan maturity	$ 333,333		$ 333,333	$ 333,333	$ 333,333
Rate for additional interest	10.00%
Default interest rate	24.00%
Cash payment fee percentage	5.00%
Warrants issued during period | shares	740,741
Exercise price of warrants (in dollars per share) | $ / shares	$ 2.25		$ 2.25	$ 2.25	$ 2.25
Warrants and commitment shares issued in connection with the September 2024 Note (shares) | shares	100,000
Financing cost	$ 95,000		$ 95,000	$ 95,000	$ 95,000
Debt issuance costs expensed				$ 95,000
Annual fixed interest rate (in percentage)	15.00%		15.00%	15.00%	15.00%
Conversion price (in dollars per share) | $ / shares	$ 2.00		$ 2.00	$ 2.00	$ 2.00
Fair value	$ 2,000,000		$ 2,000,000	$ 2,000,000	$ 2,000,000
September 2024 Note | Redemption period one
Line of Credit and Notes Payable
Number of installments | installment	18
Periodic principal payment	$ 18,519
September 2024 Note | Redemption period two
Line of Credit and Notes Payable
Number of installments | installment	12
Periodic principal payment	$ 185,185